Summary of Significant Accounting Policies - Summary Of Components Of Accounts Receivable And Activity In The Allowance For Doubtful Accounts (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Trade receivables			$ 7,945,078	$ 5,451,252
Allowance for doubtful accounts			(929,800)	(404,755)
Total accounts receivable			7,015,278	5,046,497
Balance at beginning of period	$ (929,800)	$ (404,755)	(404,755)	(190,205)
Provision for uncollectible accounts	$ 80,000	$ (130,000)	(641,357)	(710,882)
Uncollectible accounts written off			116,312	496,332
Balance at end of period			$ (929,800)	$ (404,755)